Equity Method Investments and Related Party Transactions (Schedule of Income (Loss) From Equity Method Investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Nonmonetary Transaction, Gain (Loss) Recognized on Transfer	$ 0	$ 0	$ 19,500
Gain on previously held equity interest in ecoATM	0	68,376	0
Proportionate share of net loss of equity method investees	(26,323)	(45,973)	(22,415)
Amortization of difference in carrying amount and underlying equity in Joint Venture	(2,411)	(2,475)	(2,269)
Total income (loss) from equity method investments	(28,734)	19,928	(5,184)
Redbox Instant By Verizon [Member]
Schedule of Equity Method Investments [Line Items]
Proportionate share of net loss of equity method investees	(25,793)	(42,660)	(20,236)
Other Equity Investments [Member]
Schedule of Equity Method Investments [Line Items]
Proportionate share of net loss of equity method investees	$ (530)	$ (3,313)	$ (2,179)